Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

22 – INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to stockholders.

The United States of America

Pursuant to Section 7874 of the Code, even though the Company is an exempted company incorporated with limited liability under the laws of the Cayman Islands, the Company will be treated as a U.S. domestic corporation for all purposes of the Code. The Company will therefore be taxed as a U.S. domestic corporation for U.S. federal income tax purposes. As a result, the Company will be subject to U.S. federal income tax on its worldwide income.

The federal income tax rate for corporations is 21%. Additionally, a U.S. subsidiary is subject to US. Federal income taxes and state and local income taxes.

Turkiye

The Turkish subsidary is subject to Turkiye corporate income tax. In connection with legislation passed in July 2023, the corporate income tax increased to 25% beginning January 1, 2023.

Income withholding tax rate of 10% applies to profit distributions from the Turkish subsidiary to the Marti Technologies I Inc.

Income tax expense

For the years ended December 31, 2025, 2024 and 2023, no income tax expense has been recognized by the Group.

For the years ended December 31, 2025, 2024 and 2023, loss before income tax expense consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023

U.S. operations	(1,102,541)	(1,239,213)	(3,348,514)
Foreign operations	(40,343,497)	(72,641,769)	(30,466,205)
Total	(41,446,038)	(73,880,982)	(33,814,719)

The components of Group’s net deferred tax assets and liabilities are as follows:

	Dec 31, 2025	Dec 31, 2024
Deferred tax assets:
Net operating loss carryforwards	10,878,260	10,165,947
Other assets	208,680	237,778
Stock-based compensation	10,446,619	8,424,224
Operating lease liabilities	188,953	142,939
Financial liabilities	-	-
Accounts receivable, net	244,598	189,556
Accrued expenses and other current liabilities	530,783	426,520
Other non-current liabilities	88,677	72,531
Total deferred tax assets	22,586,570	19,659,495

Deferred tax liabilities:
Property, equipment and deposits, net	(305,883)	(569,632)
Operating lease right of use assets	(226,855)	(209,337)
Other assets	-	-
Other	(236,407)	(166,924)
Total deferred tax liabilities:	(769,145)	(945,893)

Less valuation allowance	(21,817,425)	(18,713,602)
Net deferred tax assets	-	-

During 2025, the Group recognized an additional charge for valuation allowance of US$ 3,103,822 (2024: US$ 13,114,514).

Assessing the realizability of deferred tax assets requires the determination of whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. In assessing the need for a valuation allowance, the Group management considered all sources of taxable income available to realize deferred tax assets, including the future reversal of existing taxable temporary differences, carryback availability, forecasts of future taxable income, and tax-planning strategies. Based on the weight of available evidence, which includes the Group’s historical cumulative net losses, the Group management recorded a valuation allowance on deferred tax assets not supported by reversing taxable temporary differences.

As of December 31, 2025 and 2024, the Group has net operating loss carryforwards for income tax purposes of US$45,181,490 and US$37,773,654, respectively. U.S. federal net operating loss carry forward amounts are US$10,427,805 and US$9,306,166, respectively, and can be carried forward indefinitely. Foreign net operating loss carryforward amounts are US$34,753,685 and US$31,729,870, respectively, which expire from 2026 through 2030.

The Group files income tax returns in the United States (federal and various state jurisdictions) and in Türkiye. U.S. federal and state income tax returns are generally subject to examination for the tax years ended December 31, 2020 through December 31, 2025. Turkish income tax returns are generally subject to examination for the tax years ended December 31, 2018 through December 31, 2025.

To the extent the Group has net operating loss carryforwards or other tax attribute carryforwards, the tax years in which such attributes were generated may remain subject to adjustment upon examination by the Internal Revenue Service, state tax authorities, or Turkish tax authorities until such attributes are utilized in a future period.

Tax rate reconciliation

The following table reconciles the differences between the U.S. federal statutory income tax rate to the Groups’ effective tax rate for the years ended December 31, 2025, 2024 and 2023:

	%	January 1 - Dec 31, 2025%		January 1 - Dec 31, 2024%		January 1 - Dec 31, 2023

Loss before income tax expense:		(41,446,038)		(73,880,982)		(33,814,719)
Income tax benefit at statutory rate	21	8,703,668	21	15,515,006	21	7,101,091
Non-deductible expenses	(13)	(5,341,751)	(4)	(2,793,179)	(11)	(3,799,970)
Currency remeasurement adjustments	(2)	(749,099)	(1)	(825,400)	(7)	(2,455,462)
Change in valuation allowance	(7)	(3,103,822)	(18)	(13,114,513)	(5)	(1,718,655)
Effect of different tax rates	1	491,004	2	1,218,086	3	872,997
Change in tax rates	-	-	-	-	-	-
Effective tax rate / income tax expense:	-	-	-	-	-	-